Commitments and Contingencies (Details Narrative) - USD ($)	6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Loss Contingencies [Line Items]
Proceeds from issuance initial public offering	$ 117,300,000	$ 115,000,000	$ 115,000,000
Redemption forward purchase agreement	3,804,872
Midtown East [Member]
Loss Contingencies [Line Items]
Redemption forward purchase agreement	$ 1,000,000
Underwriters Agreement [Member] | Deferred Fee [Member]
Loss Contingencies [Line Items]
Percentage of discount on gross proceeds of initial public offering	3.50%	3.50%
Proceeds from issuance initial public offering	$ 4,025,000	$ 4,025,000
Underwriters Agreement [Member] | Cash [Member]
Loss Contingencies [Line Items]
Percentage of discount on gross proceeds of initial public offering	1.50%	1.50%
Proceeds from issuance initial public offering	$ 1,725,000	$ 1,725,000
Underwriters Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Option to purchase shares	1,500,000	1,500,000